Risk management	12 Months Ended
Dec. 31, 2021
Risk management

4 Risk management

The Company is exposed to market risks arising from variations in commodity prices, foreign exchange rates and interest rates, credit risks of its counterparties in cash equivalents, financial investments and trade accounts receivable, and liquidity risks to meet its obligations from financial liabilities.

The Company adopts procedures for managing market and credit risks that are in conformity with its Financial Policy, which is reviewed by the Board of Directors regularly. The purpose of risk management is to protect the Company’s cash flows and reduce the threats to the financing of its operating working capital and investment programs.

4.1 Market risks

The Company prepares a sensitivity analysis for foreign exchange rate and interest rate risks to which it is exposed, presented in Note 20.8.

Management of the interest rate benchmark reform and associated risks

Overview

The planning for an organized replacement of interbank offered rates (“IBORs”) for alternative, nearly risk-free interest rates (RFRs, or “Risk-Free Rates”) is being taken under several market initiatives. However, several details regarding the time and transition methods are still being discussed.

The Company uses IBORs as reference rates on several of its financial instruments, and as part of these market-wide initiatives, RFRs will eventually replace such reference rates. While the transition will force modifications on contracts that use IBORs as reference rates, the Company expects no significant impact on its risk management after its completion. However, the Company will continue to monitor the transition and implement whatever changes or new controls are deemed to be appropriate as potential issues arise.

Derivatives

The derivative instruments traded on over-the-counter market are governed by contracts based on the master agreements of the International Swaps and Derivatives Association (“ISDA”) and entered into with counterparties in the international banking market.

As part of the IBOR Reform, the ISDA published a protocol that changed all master agreements in force to include RFRs as replacement rates (fallback) for use upon discontinuation of the various IBORs. The protocol came into force on January 25, 2021; Braskem and its subsidiaries Braskem America, Braskem Idesa and Braskem Holanda Finance have already completed their adoption.

Liabilities

As of December 31, 2021, the Company has bank loans with interest rates linked to LIBOR in US$ (see notes 16 and 17), which consequently will be subject to IBOR reform. The Company expects the benchmark interest rate of these loans to be changed to the SOFR by 2023.

(a)	Exposure to commodity risks

Most of Company’s feedstocks (naphtha, ethane, propane and propylene) and main products (PE, PP and PVC) are commodities quoted on international markets. A series of factors determine the dynamics of these quotes, nevertheless our sales prices are also impacted in a similar proportion when compared with our feedstock supply chain.

(b)	Exposure to foreign exchange risk

Considering the dynamics of the international petrochemical market, where prices are mostly pegged to international dollar-denominated references, the Company’s sales in Brazil are strongly correlated to the US$.

To mitigate the long-term exchange risk, since September 2016, the Company started to contract financial derivatives to compose a Long-Term Foreign Exchange Hedge Program. This Program mainly aims to mitigate dollar call and put option contracts, hedging expected flows over a 24-month horizon, as detailed in Note 20.5.

In addition to this program, to balance the composition between dollar-denominated assets and liabilities, as established in its Financial Policy, the Company will maintain a percentage of at least 70% of the dollar-denominated portion of net debt. If convenient, the Company may maintain a percentage of more than 70%, although subject to a sensitivity analysis of key financial indicators and proof of the inexistence of significant risk of deterioration of these indicators.

As of December 31, 2021, the Company prepared a sensitivity analysis for its exposure to the fluctuation in US$, as disclosed in Note 20.8.

(c)	Exposure to interest rate risk

The Company is exposed to the risk that a variation in floating interest rates causes an increase in its financial expense due to payments of future interest. Debt denominated in foreign currency subject to floating rates is mainly subject to fluctuations in LIBOR. Debt denominated in R$ is mainly subject to the variation in the Interbank Certificate of Deposit (“CDI”) rate. In 2021, the Company held swap contracts (Note 20.5) in which it receives LIBOR and pays a fixed rate.

As of December 31, 2021, the Company prepared a sensitivity analysis for the exposure to the floating interest rates LIBOR, CDI and Extended National Consumer Price Index (“IPCA”), as disclosed in Note 20.8.

4.2 Exposure to credit risk

The transactions that subject the Company to the concentration of credit risks are mainly in bank checking accounts, financial investments, and trade accounts receivable in which the Company is exposed to the risk of the financial institution or customer involved. In order to manage this risk, the Company maintains bank current accounts and financial investments with major financial institutions, weighting concentrations in accordance with the credit rating and the daily prices observed in the Credit Default Swap market for the institutions, as well as netting contracts that minimize the total credit risk arising from the many financial transactions entered into by the parties.

As of December 31, 2021, 30.5% of the amounts recorded as “Cash and cash equivalents” (Note 5) and “Financial Investments” (Note 6) were allocated to financial institutions that had offset agreements with the Company. The obligations under these agreements are accounted for under “Borrowings” (Note 16). The effective netting of these amounts is possible only in the event of default by one of the parties.

With respect to the credit risk of customers, the Company protects itself by performing a rigorous analysis before granting credit and obtaining secured and unsecured guarantees when considered necessary, including credit insurance.

The maximum exposure to credit risk of non-derivative financial instruments on the reporting date is the sum of their carrying amounts less any impairment losses.

4.3 Liquidity risk

The Company has a calculation methodology to determine a minimum cash “monthly vision” (30-day horizon) and a minimum cash “yearly vision” (up to 12-month horizon) for the purpose of, respectively: (i) ensuring the liquidity needed to comply with obligations of the following month; and (ii) ensuring that the Company maintains liquidity during potential crises.

The amounts to determine the minimum cash “yearly vision” are calculated mainly based on the projected operating cash generation, less short-term debts and working capital needs. The amounts used for determining the minimum cash “monthly vision” consider the projected operating cash disbursement, debt service and contributions to projects, as well as the planned disbursement for derivatives maturing in the period, among other items. According to its Financial Policy, the Company uses as minimum cash the greater of these two references.

In December 2021, the Company, in keeping with its commitment to maintain its financial liquidity, renewed an international revolving credit facility in the amount of US$1 billion (R$5.6 billion), which expires in 2026. This credit line may be used without restrictions to improve the Company’s credit quality or in the event of deterioration in the macroeconomic scenario. As of December 31, 2021, this new credit line had not been used.

The Company's financial liabilities, including the amounts due under the Leniency Agreement (Note 25), are shown in the table below by maturity. These amounts are calculated based on cash flows not discounted and may not be reconciled with the amounts disclosed in the statement of financial position.

		Non-Discounted Cash Flows
	Carrying	Until	Between one	Between two	More than
	amount	one year	and two years	and five years	five years	Total

Trade payables	12,164,730	12,094,454	111,464	-	-	12,205,918
Borrowings	34,897,260	1,455,227	5,872,409	1,519,649	62,653,643	71,500,929
Debentures	196,918	63,883	150,265	34,776		248,925
Braskem Idesa borrowings	12,311,535	147,961	275,968	697,761	19,658,847	20,780,537
Derivatives	585,179	260,277	232,748	202,056		695,081
Loan to non-controlling shareholder of Braskem Idesa	3,646,538	-	-	-	4,894,826	4,894,826
Leniency agreement	1,123,296	385,073	886,818	218,723		1,490,614
Lease	3,156,414	777,410	633,141	1,220,548	746,143	3,377,242
At December 31, 2021	68,081,870	15,184,286	8,162,814	3,893,514	87,953,458	115,194,073

4.4 Capital management

The Company’s policy is to maintain capital management to ensure the continuity and development of its business and to maintain the trust of investors, creditors and the general market. The capital structure, according to the Management, considers the balance between own capital and net debt. This composition meets the Company’s policy providing a consistent return to shareholders and other stakeholders. This structure also allows borrowing costs to maximize shareholder remuneration.

Due to the impact of US$ on the Company’s operations, the Management believes that the own capital used for capital management purposes should be measured in this currency and on a historical basis. Moreover, the Company may temporarily maintain another capital structure, for example, during periods of growth, when the Company may finance a large portion of its projects through borrowings, provided that this option maximizes return for shareholders once the financed projects start operating. In order to adjust and maintain the capital structure, the Management may also consider the sale of non-strategic assets, the issue of new shares or even adjustments to dividend payments.

As is the case of liquidity, capital is managed at the consolidated level, except for the liquidity and capital of the subsidiary Braskem Idesa, whose specific management is concentrated at the subsidiary level.